Summary of Fair Value of Company's Plan Assets (Detail) (Fair Value, Inputs, Level 2, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair value of plan assets	$ 361.8	$ 323.5
US Equity | Large Cap
Fair value of plan assets	90.9	82.5
US Equity | Mid Cap
Fair value of plan assets	10.7	9.8
US Equity | Small Cap
Fair value of plan assets	10.7	9.7
Non-US Equity
Fair value of plan assets	42.2	40.4
US Bonds | Aggregate
Fair value of plan assets	115.9	96.5
Non-US Bonds | Aggregate
Fair value of plan assets	5.7	5.7
Non-US Bonds | Corporate
Fair value of plan assets	62.6	52.8
Insurance Contracts
Fair value of plan assets	15.7	19.2
Other Investment
Fair value of plan assets	$ 7.4	$ 6.9